REGISTRATION NOs. 2-89971

                                           811-3990

UNITED STATES OF AMERICA

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 48	X
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
AMENDMENT NO. 49	X

NORTHWESTERN MUTUAL SERIES FUND, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

720 EAST WISCONSIN AVENUE

MILWAUKEE, WISCONSIN 53202

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

(414) 271-1444

(REGISTRANT’S TELEPHONE NUMBER)

RANDY M. PAVLICK, SECRETARY

720 EAST WISCONSIN AVENUE

MILWAUKEE, WISCONSIN 53202

(NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

[ X ]	IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)
[ ]	ON (DATE) PURSUANT TO PARAGRAPH (b)
[ ]	60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)
[ ]	ON (DATE) PURSUANT TO PARAGRAPH (a)(1)
[ ]	75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)
[ ]	ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485
[ ]	THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

This amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Part C of the Registration Statement (including signature page).

The Prospectus and Statement of Additional Information are incorporated by reference from Post-Effective Amendment No. 46 to this Registration Statement (File No. 2-89971) filed on April 27, 2012 and as supplemented by Registrant’s filing pursuant to Rule 497(e) under the Securities Act of 1933 on May 22, 2012, June 29, 2012, July 10, 2012, August 14, 2012, August 29, 2012, December 10, 2012 and December 14, 2012.

This amendment is being filed in order to file as Exhibit (d)1(i) to this Registration Statement, the Amended and Restated Advisory Agreement between Northwestern Mutual Series Fund, Inc. and Mason Street Advisors, LLC dated April 30, 2012; Exhibit (d)2(dd) to this Registration Statement, the Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Fiduciary Management, Inc. (on behalf of the Large Cap Blend Portfolio) dated August 9, 2012; Exhibit (d)2(ee) to this Registration Statement, the Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Delaware

Management Company (on behalf of the Domestic Equity Portfolio) dated August 9, 2012; Exhibit (d)2(ff) to this Registration Statement, the Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and T. Rowe Price Associates, Inc. (on behalf of the Small Cap Value and Equity Income Portfolios) dated November 15, 2012; Exhibit (d)2(gg) to this Registration Statement, Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Pacific Investment Management Company LLC (on behalf of the Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios) dated November 15, 2012; Exhibit (d)2(hh) to this Registration Statement, Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Credit Suisse Asset Management, LLC (on behalf of the Commodities Return Strategy Portfolio) dated November 15, 2012; Exhibit (d)2(ii) to this Registration Statement, Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Credit Suisse Asset Management, LLC (on behalf of NMSF Cayman Commodity Fund, Ltd.) dated November 15, 2012; Exhibit (h)33 to this Registration Statement, Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to the Money Market Portfolio dated June 19, 2012, Exhibit (p)11(a) to this Registration Statement, Delaware Investments Code of Ethics effective December 1, 2011 (on behalf of the Domestic Equity Portfolio); and Exhibit (p)12(a) to this Registration Statement, Fiduciary Management, Inc. Code of Ethics effective October 31, 2009 (on behalf of the Large Cap Blend Portfolio).

PART C

OTHER INFORMATION

Item 28. Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)1(a)	Articles of Incorporation of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on December 22, 1983	EX-99.B1 to Form N-1A Post Effective Amendment No. 13 for Northwestern Mutual Series Fund, Inc. filed on April 26, 1996
(a)1(b)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on May 3, 1993	EX-99.B1(a) to Form N-1A Post Effective Amendment No. 13 for Northwestern Mutual Series Fund, Inc. filed on April 26, 1996
(a)1(c)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on February 4, 1999 and filed with the State of Maryland on February 11, 1999	Exhibit A(1) to Form N-1A Post Effective Amendment No. 16 for Northwestern Mutual Series Fund, Inc. filed on February 25, 1999
(a)1(d)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on May 3, 2001 and filed with the State of Maryland on May 4, 2001	Exhibit A(1) to Form N-1A Post Effective Amendment No. 20 for Northwestern Mutual Series Fund, Inc. filed on May 17, 2001
(a)1(e)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on November 7, 2002 and filed with the State of Maryland on January 31, 2003	Exhibit A(1) to Form N-1A Post Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003
(a)1(f)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on February 6, 2003 and filed with the State of Maryland on February 7, 2003	Exhibit A(2) to Form N-1A Post Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003
(a)1(g)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on August 3, 2006 and filed with the State of Maryland on February 2, 2007	Exhibit (a)1(g) to Form N-1A Post Effective Amendment No. 29 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(a)1(h)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on February 21, 2007 and filed with the State of Maryland on February 22, 2007	Exhibit (a)1(h) to Form N-1A Post Effective Amendment No. 30 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(a)1(i)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on April 25, 2007	Exhibit (a)1(i) to Form N-1A Post Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(a)1(j)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on April 7, 2008	Exhibit (a)1(j) to Form N-1A Post-Effective Amendment No. 34 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2008

C–1

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)1(k)	Articles Supplementary of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on December 22, 2010.	Exhibit (a)1(k) to Form N-1A Post-Effective Amendment No. 40 for Northwestern Mutual Series Fund, Inc. filed on February 11, 2011
(a)2(a)	NMSF Cayman Commodity Fund LTD Memorandum and Articles of Association dated March 8, 2011	Exhibit (a)2(a) to Form N-1A Post-Effective Amendment No. 41 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2011
(b)1(a)	By-Laws of Northwestern Mutual Series Fund, Inc.	EX-99.B2 to Form N-1A Post Effective Amendment No. 13 for Northwestern Mutual Series Fund, Inc. filed on April 26, 1996
(b)1(b)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated February 6, 1997	EX-99.B2 to Form N-1A Post Effective Amendment No. 14 for Northwestern Mutual Series Fund, Inc. filed on February 27, 1997
(b)1(c)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated November 6, 1997	Exhibit B(2) to Form N-1A Post Effective Amendment No. 15 for Northwestern Mutual Series Fund, Inc. filed on April 28, 1998
(b)1(d)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated August 6, 1998	Exhibit B(2)(a) to Form N-1A Post Effective Amendment No. 16 for Northwestern Mutual Series Fund, Inc. filed on February 25, 1999
(b)1(e)	Resolutions to Amend By-Laws of Northwestern Mutual Series Fund, Inc. adopted by the Directors on February 4, 1999	Exhibit B(2)(b) to Form N-1A Post Effective Amendment No. 16 for Northwestern Mutual Series Fund, Inc. filed on February 25, 1999
(b)1(f)	Resolutions to Amend By-Laws of Northwestern Mutual Series Fund, Inc. adopted by the Directors on May 3, 2001	Exhibit B(1) to Form N-1A Post Effective Amendment No. 20 for Northwestern Mutual Series Fund, Inc. filed on May 17, 2001
(b)1(g)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated February 7, 2002	Exhibit B to Form N-1A Post Effective Amendment No. 22 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2002
(b)1(h)	Resolutions to Amend By-Laws of Northwestern Mutual Series Fund, Inc. adopted by the Directors on February 6, 2003	Exhibit B to Form N-1A Post Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003
(b)1(i)	Amendment of By-Laws for Northwestern Mutual Series Fund, Inc., dated August 7, 2003	Exhibit (b) to Form N-1A Post Effective Amendment No. 25 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2004
(b)1(j)	Amended and Restated By-Laws of Northwestern Mutual Series Fund, Inc. adopted on August 5, 2004	Exhibit (b)1(j) to Form N-1A Post Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(b)1(k)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated May 4, 2006	Exhibit (b)1(k) to Form N-1A Post Effective Amendment No. 29 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(b)1(l)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated August 6, 2008	Exhibit (b)1(l) to Form N-1A Post Effective Amendment No. 36 for Northwestern Mutual Series Fund, Inc. filed on February 20, 2009
(b)1(m)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated November 16, 2011	Exhibit (b)1(m) to Form N-1A Post Effective Amendment No. 46 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2012

C–2

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(d)1(a)	Assignment and Assumption of Contracts between Northwestern Mutual Investment Services, LLC (“Assignor”) and Mason Street Advisers, LLC, n/k/a Mason Street Advisors, LLC (“Assignee”), dated January 1, 2002	Exhibit D to Form N-1A Post Effective Amendment No. 22 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2002
(d)1(b)	Investment Advisory Agreement between Northwestern Mutual Series Fund, Inc. and Mason Street Advisors, LLC (on behalf of the eighteen Portfolios), dated May 1, 2003	Exhibit (d)1 to Form N-1A Post Effective Amendment No. 25 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2004
(d)1(c)	Amended Investment Advisory Agreement between Northwestern Mutual Series Fund, Inc. and Mason Street Advisors, LLC (on behalf of the eighteen Portfolios) dated April 30, 2007	Exhibit (d)1(c) to Form N-1A Post Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(d)1(d)	Investment Advisory Agreement between Northwestern Mutual Series Fund, Inc. and Mason Street Advisors, LLC dated April 30, 2007	Exhibit (d)1(d) to Form N-1A Post Effective Amendment No. 32 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(d)1(e)	Investment Advisory Agreement between Northwestern Mutual Series Fund, Inc. and Mason Street Advisors, LLC dated May 3, 2007	Exhibit (d)1(e) to Form N-1A Post Effective Amendment No. 33 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2008
(d)1(f)	Form of Investment Advisory Agreement between Northwestern Mutual Series Fund, Inc. and Mason Street Advisors, LLC (on behalf of the Commodities Return Strategy Portfolio)	Exhibit (d)1(f) to Form N-1A Post-Effective Amendment No. 40 for Northwestern Mutual Series Fund, Inc. filed on February 11, 2011
(d)1(g)	Form of Investment Advisory Agreement between NMSF Cayman Commodity Fund, Ltd. And Mason Street Advisors, LLC	Exhibit (d)1(g) to Form N-1A Post-Effective Amendment No. 40 for Northwestern Mutual Series Fund, Inc. filed on February 11, 2011
(d)1(h)	Form of Amended and Restated Advisory Agreement between Northwestern Mutual Series Fund, Inc. and Mason Street Advisors, LLC	Exhibit (d)1(h) to Form N-1A Post-Effective Amendment No. 46 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2012.
(d)1(i)	Amended and Restated Advisory Agreement between Northwestern Mutual Series Fund, Inc. and Mason Street Advisors, LLC dated April 30, 2012	Filed herewith
(d)2(a)	Investment Sub-Advisory Agreement Between Northwestern Mutual Investment Services, Inc., and Templeton Investment Counsel, Inc. (on behalf of the International Equity Portfolio), dated April 29, 1994	EX-99.B5(h) to Form N-1A Post Effective Amendment No. 13 for Northwestern Mutual Series Fund, Inc. filed on April 26, 1996
(d)2(b)	Form of Investment Sub-Advisory Agreement between Northwestern Mutual Investment Services, LLC and Capital Guardian Trust Company (on behalf of the Domestic Equity Portfolio)	Exhibit D(2) to Form N-1A Post Effective Amendment No. 20 for Northwestern Mutual Series Fund, Inc. filed on May 17, 2001
(d)2(c)	Form of Investment Sub-Advisory Agreement between Northwestern Mutual Investment Services, LLC and T. Rowe Price Associates, Inc. (on behalf of the Small Cap Value Portfolio)	Exhibit D(3) to Form N-1A Post Effective Amendment No. 20 for Northwestern Mutual Series Fund, Inc. filed on May 17, 2001

C–3

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(d)2(d)	Form of Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and T. Rowe Price Associates, Inc. (on behalf of the Equity Income Portfolio)	Exhibit D(5) to Form N-1A Post Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003
(d)2(e)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Janus Capital Management LLC (on behalf of the Focused Appreciation Portfolio)	Exhibit D to Form N-1A Post Effective Amendment No. 24 for Northwestern Mutual Series Fund, Inc. filed on May 1, 2003
(d)2(f)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and T. Rowe Price Associates, Inc., dated May 1, 2003 (on behalf of the Equity Income Portfolio)	Exhibit (d)2(g) to Form N-1A Post Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(d)2(g)	Form of Amendment to Investment Sub-Advisory Agreement dated May 1, 2003 between Mason Street Advisors, LLC and T. Rowe Price Associates, Inc., (on behalf of the Equity Income Portfolio)	Exhibit (d)2(h) to Form N-1A Post Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(d)2(h)	Amendment to Sub-Investment Advisory Agreement between Janus Capital Management LLC and Mason Street Advisors, LLC (on behalf of Focused Appreciation Portfolio), dated May 12, 2003	Exhibit (d)2 to Form N-1A Post Effective Amendment No. 25 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2004
(d)2(i)	Amendment to Investment Sub-Advisory Agreement between Mason Street Advisors, Inc. and Templeton Investment Counsel, Inc. (on behalf of the International Equity Portfolio) dated November 15, 2006	Exhibit (d)2(h) to Form N-1A Post Effective Amendment No. 29 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(d)2(j)	Investment Sub-Advisory Agreement between Mason Street Advisors, Inc. and Pacific Investment Management Company LLC (on behalf of the Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios), dated April 30, 2007	Exhibit (d)2(k) to Form N-1A Post Effective Amendment No. 32 for Northwestern Mutual Series Funds, Inc. filed on April 27, 2007
(d)2(k)	Investment Sub-Advisory Agreement between Mason Street Advisors, Inc. and Massachusetts Financial Services Company (on behalf of the Research International Core and Emerging Markets Equity Portfolios), dated April 30, 2007	Exhibit (d)2(l) to Form N-1A Post Effective Amendment No. 32 for Northwestern Mutual Series Funds, Inc. filed on April 27, 2007
(d)2(l)	Investment Sub-Advisory Agreement between Mason Street Advisors, Inc. and American Century Investment Management, Inc. (Large Company Value and Inflation Protection Portfolios), dated April 30, 2007	Exhibit (d)2(m) to Form N-1A Post Effective Amendment No. 32 for Northwestern Mutual Series Funds, Inc. filed on April 27, 2007

C–4

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To

(d)2(m)	Investment Sub-Advisory Agreement between Mason Street Advisors, Inc. and Capital Guardian Trust Company (on behalf of the Large Cap Blend and Domestic Equity Income Portfolios), dated April 30, 2007	Exhibit (d)2(n) to Form N-1A Post Effective Amendment No. 32 for Northwestern Mutual Series Funds, Inc. filed on April 27, 2007
(d)2(n)	Investment Sub-Advisory Agreement between Mason Street Advisors, Inc. and Capital Guardian Trust Company (on behalf of the Large Cap Blend and Domestic Equity Income Portfolios), dated May 3, 2007	Exhibit (d)2(o) to Form N-1A Post Effective Amendment No. 33 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2008
(d)2(o)	Amendment to Investment Sub-Advisory Agreement between Mason Street Advisors, Inc. and Templeton Investment Counsel, Inc. (on behalf of the International Equity Portfolio) dated May 3, 2007	Exhibit (d)2(p) to Form N-1A Post Effective Amendment No. 33 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2008
(d)2(p)	Amendment to Sub-Investment Advisory Agreement between Janus Capital Management LLC and Mason Street Advisors, LLC (on behalf of the Focused Appreciation Portfolio), dated August 2, 2007	Exhibit (d)2(q) to Form N-1A Post Effective Amendment No. 33 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2008
(d)2(q)	Amendment to Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and T. Rowe Price Associates, Inc. (on behalf of the Small Cap Value Portfolio) dated November 1, 2007	Exhibit (d)2(s) to Form N-1A Post Effective Amendment No. 33 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2008
(d)2(r)	Amendment to Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and T. Rowe Price Associates, Inc., (on behalf of the Equity Income Portfolio) dated November 1, 2007	Exhibit (d)2(t) to Form N-1A Post Effective Amendment No. 33 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2008
(d)2(s)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Capital Guardian Trust Company, (on behalf of the Domestic Equity Portfolio) dated May 6, 2008	Exhibit (d)2(w) to Form N-1A Post Effective Amendment No. 35 for Northwestern Mutual Series Fund, Inc. filed on June 4, 2008
(d)2(t)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Templeton Investment Counsel, LLC, (on behalf of the International Equity Portfolio) dated May 6, 2008	Exhibit (d)2(x) to Form N-1A Post Effective Amendment No. 35 for Northwestern Mutual Series Fund, Inc. filed on June 4, 2008
(d)2(u)	Form of Investment Sub-advisory Agreement between Templeton Investment Counsel, LLC and Franklin Templeton Investments (Asia) Limited, (on behalf of the International Equity Portfolio)	Exhibit (d)2(y) to Form N-1A Post Effective Amendment No. 35 for Northwestern Mutual Series Fund, Inc. filed on June 4, 2008

C–5

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To

(d)2(v)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Janus Capital Management LLC, (on behalf of the Focused Appreciation Portfolio) dated August 6, 2008	Exhibit (d)2(z) to Form N-1A Post Effective Amendment No. 36 for Northwestern Mutual Series Fund, Inc. filed on February 20, 2009
(d)2(w)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and T. Rowe Price Associates, Inc., (on behalf of the Small Cap Value and Equity Income Portfolios) dated November 4, 2008	Exhibit (d)2(bb) to Form N-1A Post Effective Amendment No. 36 for Northwestern Mutual Series Fund, Inc. filed on February 20, 2009
(d)2(x)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and American Century Investment Management, Inc., (on behalf of the Mid Cap Value Portfolio) dated November 4, 2008 to be effective February 23, 2009	Exhibit (d)2(cc) to Form N-1A Post Effective Amendment No. 36 for Northwestern Mutual Series Fund, Inc. filed on February 20, 2009
(d)2(y)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Janus Capital Management LLC (on behalf of the International Growth Portfolio) dated August 6, 2009 to be effective September 25, 2009	Exhibit (d)2(y) to Form N-1A Post Effective Amendment No. 38 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2010
(d)2(z)	Form of Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Credit Suisse Asset Management, LLC, (on behalf of the Commodities Return Strategy Portfolio)	Exhibit (d)2(z) to Form N-1A Post-Effective Amendment No. 40 for Northwestern Mutual Series Fund, Inc. filed on February 11, 2011
(d)2(aa)	Form of Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Credit Suisse Asset Management, LLC, (on behalf of the NMSF Cayman Commodity Fund, Ltd.)	Exhibit (d)2(aa) to Form N-1A Post-Effective Amendment No. 40 for Northwestern Mutual Series Fund, Inc. filed on February 11, 2011
(d)2(bb)	Amendment to Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Janus Capital Management LLC, (on behalf of the Focused Appreciation Portfolio) dated August 12, 2010	Exhibit (d)2(bb) to Form N-1A Post-Effective Amendment No. 42 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2011
(d)2(cc)	Amendment to Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and T. Rowe Price Associates, Inc. (on behalf of the Equity Income and Small Cap Value Portfolios) dated November 16, 2011	Exhibit (d)2(cc) to Form N-1A Post-Effective Amendment No. 45 for Northwestern Mutual Series Fund, Inc. filed on February 28, 2012
(d)2(dd)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Fiduciary Management, Inc. (on behalf of the Large Cap Blend Portfolio) dated August 9, 2012	Filed herewith
(d)2(ee)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Delaware Management Company (on behalf of the Domestic Equity Portfolio) dated August 9, 2012	Filed herewith

C–6

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To

(d)2(ff)	Second Amended and Restated Investment Sub-advisory Agreement between Mason Street Advisors, LLC and T. Rowe Price Associates, Inc. (on behalf of the Small Cap Value and Equity Income Portfolios) dated November 15, 2012	Filed herewith
(d)2(gg)

Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Pacific Investment Management Company LLC (on behalf of the Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios) dated

November 15, 2012

Filed herewith
(d)2(hh)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Credit Suisse Asset Management, LLC (on behalf of the Commodities Return Strategy Portfolio) dated November 15, 2012	Filed herewith
(d)2(ii)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Credit Suisse Asset Management, LLC (on behalf of NMSF Cayman Commodity Fund, Ltd.) dated November 15, 2012	Filed herewith
(g)1(a)	Form of Domestic Custody Agreement between Northwestern Mutual Series Fund, Inc. (on behalf of the Index 400 Stock Portfolio and the Small Cap Growth Stock Portfolio) and The Chase Manhattan Bank	Exhibit G(8)(a) to Form N-1A Post Effective Amendment No. 16 for Northwestern Mutual Series Fund, Inc. filed on February 25, 1999
(g)1(b)	Form of amendment to domestic Custodian Agreement between The Chase Manhattan Bank and Northwestern Mutual Series Fund, Inc. (on behalf of the Small Cap Value Portfolio, International Growth Portfolio, Asset Allocation Portfolio and the Domestic Equity Portfolio)	Exhibit G(1) to Form N-1A Post Effective Amendment No. 20 for Northwestern Mutual Series Fund, Inc. filed on May 17, 2001
(g)1(c)	Amendment No. 1 to Domestic Custody Agreement between JPMorgan Chase Bank, N.A., as successor in interest to The Chase Manhattan Bank, and Northwestern Mutual Series Fund, Inc. dated August 6, 2009	Exhibit (g)1(c) to Form N-1A Post Effective Amendment No. 38 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2010
(g)1(d)	Global Custody Rider to Domestic Custody Agreement between Northwestern Mutual Series Fund, Inc. and JPMorgan Chase Bank, N.A., as successor in interest to The Chase Manhattan Bank, (on behalf of the Large Company Value Portfolio, Equity Income Portfolio, Mid Cap Value Portfolio, Small Cap Value Portfolio and Inflation Protection Portfolio) effective October 14, 2009	Exhibit (g)1(d) to Form N-1A Post Effective Amendment No. 38 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2010

C–7

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(g)2(a)	Mutual Fund Custody and Services Agreement between Mellon Bank, N.A. and Northwestern Mutual Series Fund, Inc. (on behalf of the Select Bond Portfolio and the Balanced Portfolio), dated May 26, 2004	Exhibit (g)2 to Form N-1A Post Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(g)2(b)	Amendment to Mutual Fund Custody and Services Agreement between Mellon Bank, N.A. and Northwestern Mutual Series Fund, Inc. dated August 6, 2009	Exhibit (g)2(b) to Form N-1A Post Effective Amendment No. 38 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2010
(g)3(a)	Foreign Custodian Agreement Between Brown Brothers Harriman & Co. and Northwestern Mutual Series Fund, Inc., dated March 31, 1997	Exhibit (g)3(a) to Form N-1A Post Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(g)3(b)	Form of amendment to foreign Custodian Agreement between Brown Brothers Harriman & Co. and Northwestern Mutual Series Fund, Inc. (Rule 17f-7)	Exhibit G(3) to Form N-1A Post Effective Amendment No. 20 for Northwestern Mutual Series Fund, Inc. filed on May 17, 2001
(g)3(c)	Amendment to the Custodian Agreement between Brown Brothers Harriman & Co. and Northwestern Mutual Series Fund, Inc., dated May 1, 2003	Exhibit (g)3(c) to Form N-1A Post Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(g)3(d)	Appendix A to the Custodian Agreement between Northwestern Mutual Series Fund, Inc. and Brown Brothers Harriman & Co. dated as of January 30, 2009	Exhibit (g)3(d) to Form N-1A Post Effective Amendment No. 36 for Northwestern Mutual Series Fund, Inc. filed on February 20, 2009
(g)3(e)	Amendment to the Custodian Agreement between Brown Brothers Harriman & Co. and Northwestern Mutual Series Fund, Inc., dated August 6, 2009	Exhibit (g)3(e) to Form N-1A Post Effective Amendment No. 38 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2010
(g)3(f)	Amendment to Appendix A to the Custodian Agreement between Brown Brothers Harriman & Co. and Northwestern Mutual Series Fund, Inc., dated February 24, 2011	Exhibit (g)3(f) to Form N-1A Post Effective Amendment No. 41 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2011
(h)1(a)	License Agreement between Standard & Poor’s Corporation and Northwestern Mutual Series Fund, Inc. (on behalf of the Index 400 Stock Portfolio), dated February 19, 1999	Exhibit H(9) to Form N-1A Post Effective Amendment No. 16 for Northwestern Mutual Series Fund, Inc. filed on February 25, 1999
(h)1(b)

Form of License Agreement between Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. and Northwestern Mutual Series Fund, Inc. (on behalf of the Index 600 Stock Portfolio), dated

April 27, 2007

Exhibit (h)1(b) to Form N-1A Post Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(h)2(a)	Form of Agreement to Pay or Reimburse Expenses of the Small Cap Growth Stock Portfolio and the Index 400 Stock Portfolio	Exhibit H to Form N-1A Post Effective Amendment No. 17 for Northwestern Mutual Series Fund, Inc. filed on April 29, 1999

C–8

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(h)2(b)	Form of Agreement to Pay or Reimburse Expenses between Northwestern Mutual Series Fund, Inc., Northwestern Mutual Investment Services, LLC and The Northwestern Mutual Life Insurance Company (on behalf of the Small Cap Value Portfolio, International Growth Portfolio, Domestic Equity Portfolio and Asset Allocation Portfolio)	Exhibit H(2) to Form N-1A Post Effective Amendment No. 20 for Northwestern Mutual Series Fund, Inc. filed on May 17, 2001
(h)3(a)	Foreign Custody Manager Delegation Agreement and Appendix “A” thereto, between Northwestern Mutual Series Fund, Inc. and Brown Brothers Harriman & Co., dated March 31, 1997	Exhibit (h)3(a) to Form N-1A Post Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(h)3(b)	Form of amendment to Delegation Agreement between Brown Brothers Harriman & Co. and Northwestern Mutual Series Fund, Inc. (on behalf of the Mid Cap Value Portfolio, the Focused Appreciation Portfolio and the Equity Income Portfolio)	Exhibit H(1) to Form N-1A Post Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003
(h)3(c)	Amendment to Appendix A of the Foreign Custody Manager Delegation Agreement between Brown Brothers Harriman & Co. and Northwestern Mutual Series Fund, Inc. dated February 24, 2011	Exhibit (h)3(c) to Form N-1A Post Effective Amendment No. 41 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2011
(h)4	Form of Agreement to Waive Fees between Northwestern Mutual Series Fund, Inc. and Mason Street Advisors, LLC (on behalf of the Mid Cap Value Portfolio, the Focused Appreciation Portfolio and the Equity Income Portfolio)	Exhibit H(2) to Form N-1A Post Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003
(h)5	Updated Agreement to waive fees and reimburse expenses (on behalf of the Small Cap Value Portfolio, International Growth Portfolio, Domestic Equity Portfolio and Asset Allocation Portfolio), dated April 27, 2006	Exhibit (h)5 to Form N-1A Post Effective Amendment No. 28 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2006
(h)6	Updated Agreement to waive fees and reimburse expenses (on behalf of the Mid Cap Value Portfolio, the Focused Appreciation Portfolio and the Equity Income Portfolio), dated April 27, 2006	Exhibit (h)6 to Form N-1A Post Effective Amendment No. 28 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2006
(h)7	Agreement to Waive Investment Advisory Fees Relating to the Franklin Templeton International Equity Portfolio dated November 15, 2006	Exhibit (h)7 to Form N-1A Post Effective Amendment No. 29 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(h)8	Agreement to Waive Investment Advisory Fees Relating to the Franklin Templeton International Equity Portfolio dated December 12, 2006	Exhibit (h)8 to Form N-1A Post Effective Amendment No. 29 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007

C–9

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(h)9	Agreement to Waive Investment Advisory Fees Relating to the Asset Allocation Portfolio dated April 27, 2007	Exhibit (h)9 to Form N-1A Post Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(h)10	Agreement to Pay or Reimburse Certain Expenses between Mason Street Advisors, LLC and Northwestern Mutual Series Fund, Inc., dated April 25, 2007	Exhibit (h)10 to Form N-1A Post Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(h)11	Agreement to Pay or Reimburse Certain Expenses between Mason Street Advisors, LLC and Northwestern Mutual Series Fund, Inc., dated February 21, 2008	Exhibit (h)11 to Form N-1A Post Effective Amendment No. 34 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2008
(h)12	Agreement to Waive Fees of Northwestern Mutual Series Fund, Inc. Mid Cap Value Portfolio, Focused Appreciation Portfolio and Equity Income Portfolio, dated February 21, 2008	Exhibit (h)12 to Form N-1A Post Effective Amendment No. 34 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2008
(h)13	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to the International Equity Portfolio, dated February 21, 2008	Exhibit (h)13 to Form N-1A Post Effective Amendment No. 34 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2008
(h)14	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to the Asset Allocation Portfolio	Exhibit (h)14 to Form N-1A Post Effective Amendment No. 34 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2008
(h)15	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to the International Equity Portfolio dated February 25, 2010	Exhibit (h)15 to Form N-1A Post Effective Amendment No. 39 for Northwestern Mutual Series Fund, Inc. filed on April 28, 2010
(h)16	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to the Asset Allocation Portfolio dated February 25, 2010	Exhibit (h)16 to Form N-1A Post Effective Amendment No. 39 for Northwestern Mutual Series Fund, Inc. filed on April 28, 2010
(h)17	Agreement to Pay or Reimburse Certain Expenses between Mason Street Advisors, LLC and Northwestern Mutual Series Fund, Inc., dated February 25, 2010	Exhibit (h)17 to Form N-1A Post Effective Amendment No. 39 for Northwestern Mutual Series Fund, Inc. filed on April 28, 2010
(h)18	Agreement to Waive Credit Suisse Asset Management, LLC Investment Sub-Advisory Fees Relating to the Commodities Return Strategy Portfolio dated February 24, 2011.	Exhibit (h)18 to Form N-1A Post Effective Amendment No. 41 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2011
(h)19	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to the Commodities Return Strategy Portfolio dated February 24, 2011	Exhibit (h)19 to Form N-1A Post Effective Amendment No. 41 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2011
(h)20	Agreement to Pay or Reimburse Certain Expenses Relating to the Commodities Return Strategy Portfolio, dated February 24, 2011	Exhibit (h)20 to Form N-1A Post Effective Amendment No. 41 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2011

C–10

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(h)21	Agreement to Pay or Reimburse Certain Expenses between Mason Street Advisors, LLC and Northwestern Mutual Series Fund, Inc., dated February 24, 2011	Exhibit (h)21 to Form N-1A Post Effective Amendment No. 42 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2011
(h)22	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to the International Equity Portfolio dated February 24, 2011	Exhibit (h)22 to Form N-1A Post Effective Amendment No. 42 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2011
(h)23	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to the Asset Allocation Portfolio dated February 24, 2011	Exhibit (h)23 to Form N-1A Post Effective Amendment No. 42 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2011
(h)24	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to the Small Cap Value Portfolio dated February 24, 2011	Exhibit (h)24 to Form N-1A Post Effective Amendment No. 42 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2011
(h)25	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to the Mid Cap Value Portfolio dated February 24, 2011	Exhibit (h)25 to Form N-1A Post Effective Amendment No. 42 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2011
(h)26	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to the Focused Appreciation Portfolio dated February 24, 2011	Exhibit (h)26 to Form N-1A Post Effective Amendment No. 42 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2011
(h)27	Agreement to Pay or Reimburse Certain Expenses between Mason Street Advisors, LLC and Northwestern Mutual Series Fund, Inc., dated January 24, 2012	Exhibit (h)27 to Form N-1A Post-Effective Amendment No. 45 for Northwestern Mutual Series Fund, Inc. filed on February 28, 2012
(h)28	Agreement to Waive Certain Investment Advisory Fees between Mason Street Advisors, LLC and Northwestern Mutual Series Fund, Inc. (on behalf of the Focused Appreciation Portfolio, Mid Cap Value Portfolio, Small Cap Value Portfolio, International Equity Portfolio and Asset Allocation Portfolio), dated January 31, 2012	Exhibit (h)28 to Form N-1A Post-Effective Amendment No. 45 for Northwestern Mutual Series Fund, Inc. filed on February 28, 2012
(h)29	Agreement to Waive Certain Investment Advisory Fees between Mason Street Advisors, LLC and Northwestern Mutual Series Fund, Inc. (on behalf of the Growth Stock Portfolio, Large Cap Core Stock Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Small Cap Growth Stock Portfolio, Short-Term Bond Portfolio and High Yield Bond Portfolio), dated January 1, 2012	Exhibit (h)29 to Form N-1A Post-Effective Amendment No. 45 for Northwestern Mutual Series Fund, Inc. filed on February 28, 2012
(h)30	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to the Money Market Portfolio, dated January 1, 2012	Exhibit (h)30 to Form N-1A Post-Effective Amendment No. 45 for Northwestern Mutual Series Fund, Inc. filed on February 28, 2012

C–11

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(h)31	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to Certain Portfolios of Northwestern Mutual Series Fund, Inc., dated April 24, 2012	Exhibit (h)31 to Form N-1A Post Effective Amendment No. 46 for the Northwestern Mutual Series Fund, Inc. filed on April 27, 2012
(h)32	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to the Northwestern Mutual Series Fund, Inc., dated April 25, 2012	Exhibit (h)32 to Form N-1A Post Effective Amendment No. 46 for the Northwestern Mutual Series Fund, Inc. filed on April 27, 2012
(h)33	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to the Money Market Portfolio dated June 19, 2012	Filed herewith
(i)	Opinion and Consent of Counsel	Not applicable to this filing
(j)	Consent of Independent Registered Public Accounting Firm	Not applicable to this filing
(l)1(a)	Subscription Agreement, dated April 23, 2003	Exhibit L to Form N-1A Post Effective Amendment No. 24 for Northwestern Mutual Series Fund, Inc. filed on May 1, 2003
(l)1(b)	Subscription Agreement, dated April 25, 2007	Exhibit (l)1(b) to Form N-1A Post Effective Amendment No. 32 for Northwestern Mutual Series Funds, Inc. filed on April 27, 2007
(l)1(c)	Subscription Agreement, dated April 28, 2011	Exhibit (l)1(b) to Form N-1A Post Effective Amendment No. 41 for Northwestern Mutual Series Funds, Inc. filed on April 29, 2011
(p)1(a)	Summary of Revisions, effective April 1, 2002, to T. Rowe Price Group, Inc. And Its Affiliates Code of Ethics dated March, 2000; and previously filed as Exhibit P(1) with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A for Northwestern Mutual Series Fund, Inc.,
	File No. 2-89971, CIK 0000742212, on May 17, 2001, and incorporated herein by reference	Exhibit P(3) to Form N-1A Post Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003
(p)1(b)	T. Rowe Price Group, Inc. and Its Affiliates Code of Ethics and Conduct, effective March 31, 2004	Exhibit (p)1(b) to Form N-1A Post Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(p)1(c)	T. Rowe Price Group, Inc. and Its Affiliates Code of Ethics and Conduct, effective February1, 2005	Exhibit (p)1(c) to Form N-1A Post Effective Amendment No. 28 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2006
(p)1(d)	T. Rowe Price Group, Inc. and Its Affiliates Code of Ethics and Conduct, effective March 1, 2008	Exhibit (p)1(d) to Form N-1A Post Effective Amendment No. 34 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2008
(p)1(e)	T. Rowe Price Group, Inc. and Its Affiliates Code of Ethics and Conduct, effective March 13, 2009	Exhibit (p)1(e) to Form N-1A Post Effective Amendment No. 39 for Northwestern Mutual Series Fund, Inc. filed on April 28, 2010
(p)1(f)	T. Rowe Price Group, Inc. and Its Affiliates Code of Ethics and Conduct, effective May 20, 2011	Exhibit (p)1(f) to Form N-1A Post-Effective Amendment No. 45 for Northwestern Mutual Series Fund, Inc. filed on February 28, 2012

C–12

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(p)2	Code of Ethics for Northwestern Mutual Investment Services, LLC, dated April 1, 2002	Exhibit (p)1 to Form N-1A Post Effective Amendment No. 25 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2004
(p)3	Code of Ethics for Mason Street Advisors, LLC, Mason Street Funds, Inc. and Northwestern Mutual Series Fund, Inc.	Exhibit (P)1 to Form N-1A Post Effective Amendment No. 22 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2002
(p)3(a)	Code of Ethics for Mason Street Advisors, LLC, Mason Street Funds, Inc. and Northwestern Mutual Series Fund, Inc., dated February 5, 2004	Exhibit (p)2 to Form N-1A Post Effective Amendment No. 25 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2004
(p)3(b)	Code of Ethics for Mason Street Advisors, LLC, Mason Street Funds, Inc. and Northwestern Mutual Series Fund, Inc., dated January 20, 2005	Exhibit (p)3(b) to Form N-1A Post Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(p)3(c)	Statement of Policy on Personal Securities Transactions Adopted by Mason Street Advisors, LLC and Northwestern Mutual Series Fund, Inc., dated April 1, 2006	Exhibit (p)3(c) to Form N-1A Post Effective Amendment No. 28 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2006
(p)3(d)	Statement of Policy on Personal Securities Transactions Adopted by Mason Street Advisors, LLC and Northwestern Mutual Series Fund, Inc., dated July 2, 2007	Exhibit (p)3(d) to Form N-1A Post Effective Amendment No. 33 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2008
(p)3(e)	Personal Trading Policy Adopted by Mason Street Advisors, LLC and Northwestern Mutual Series Fund, Inc. dated July 1, 2009	Exhibit (p)3(e) to Form N-1A Post Effective Amendment No. 38 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2010
(p)4(a)	Code of Ethics for The Capital Group Companies, dated December 2003	Exhibit (p)4 to Form N-1A Post Effective Amendment No. 25 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2004
(p)4(b)	The Capital Group Companies Code of Ethics, dated November 2004	Exhibit (p)5(b) to Form N-1A Post Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(p)4(c)	The Capital Group Companies Code of Ethics, dated December 2005	Exhibit (p)5(c) to Form N-1A Post Effective Amendment No. 28 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2006
(p)4(d)	The Capital Group Companies Code of Ethics, dated December 2006	Exhibit (p)5(d) to Form N-1A Post Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(p)4(e)	The Capital Group Companies Code of Ethics, dated December 2007	Exhibit (p)5(e) to Form N-1A Post Effective Amendment No. 33 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2008
(p)4(f)	The Capital Group Companies Code of Ethics, dated December 2008	Exhibit (p)5(f) to Form N-1A Post Effective Amendment No. 37 for Northwestern Mutual Series Funds, Inc. filed on April 24, 2009
(p)4(g)	The Capital Group Companies Code of Ethics, dated June 2009	Exhibit (p)4(g) to Form N-1A Post Effective Amendment No. 39 for Northwestern Mutual Series Fund, Inc. filed on April 28, 2010
(p)4(h)	The Capital Group Companies Code of Ethics dated March 2011	Exhibit (p)4(h) to Form N-1A Post Effective Amendment No. 42 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2011

C–13

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(p)4(i)	The Capital Group Companies Code of Ethics dated June 2011	Exhibit (p)4(i) to Form N-1A Post-Effective Amendment No. 45 for Northwestern Mutual Series Fund, Inc. filed on February 28, 2012
(p)5(a)	Summary of Changes to Code of Ethics for Franklin Templeton Investments, dated May 2003	Exhibit (p)5 to Form N-1A Post Effective Amendment No. 25 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2004
(p)5(b)	Franklin Templeton Investments Code of Ethics revised December 2004	Exhibit (p)6(b) to Form N-1A Post Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(p)5(c)	Franklin Templeton Investments Code of Ethics revised April 2005	Exhibit (p)6(c) to Form N-1A Post Effective Amendment No. 28 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2006
(p)5(d)	Franklin Templeton Investments Code of Ethics revised May 2007	Exhibit (p)6(d) to Form N-1A Post Effective Amendment No. 33 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2008
(p)5(e)	Franklin Templeton Investments Code of Ethics revised May 2008	Exhibit (p)6(e) to Form N-1A Post Effective Amendment No. 37 for Northwestern Mutual Series Funds, Inc. filed on April 24, 2009
(p)5(f)	Franklin Templeton Investments Code of Ethics revised May 2009	Exhibit (p)5(f) to Form N-1A Post Effective Amendment No. 38 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2010
(p)5(g)	Franklin Templeton Investments Code of Ethics revised May 2010	Exhibit (p)5(g) to Form N-1A Post Effective Amendment No. 42 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2011
(p)6(a)	Janus Ethics Rules dated June 9, 2003	Exhibit (p)6 to Form N-1A Post Effective Amendment No. 25 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2004
(p)6(b)	Janus Ethics Rules revised April 20, 2004	Exhibit (p)7(b) to Form N-1A Post Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(p)6(c)	Janus Ethics Rules revised March 22, 2005	Exhibit (p)7(c) to Form N-1A Post Effective Amendment No. 27 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2005
(p)6(d)	Janus Ethics Rules revised March 1, 2006	Exhibit (p)7(d) to Form N-1A Post Effective Amendment No. 28 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2006
(p)6(e)	Janus Ethics Rules revised November 21, 2006	Exhibit (p)7(e) to Form N-1A Post Effective Amendment No. 29 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(p)6(f)	Janus Ethics Rules revised March 27, 2007	Exhibit (p)7(f) to Form N-1A Post Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(p)6(g)	Janus Ethics Rules revised December 14, 2007	Exhibit (p)7(g) to Form N-1A Post Effective Amendment No. 33 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2008
(p)6(h)	Janus Ethics Rules revised February 18, 2009	Exhibit (p)7(h) to Form N-1A Post Effective Amendment No. 37 for Northwestern Mutual Series Funds, Inc. filed on April 24, 2009

C–14

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(p)6(i)	Janus Ethics Rules revised January 5, 2010	Exhibit (p)6(i) to Form N-1A Post Effective Amendment No. 39 for Northwestern Mutual Series Fund, Inc. filed on April 28, 2010
(p)6(j)	Janus Ethics Rules revised March 17, 2011	Exhibit (p)6(j) to Form N-1A Post Effective Amendment No. 42 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2011
(p)7(a)	American Century Investments Code of Ethics dated January 1, 2007	Exhibit (p)8 to Form N-1A Post Effective Amendment No. 32 for Northwestern Mutual Series Funds, Inc. filed on April 27, 2007
(p)7(b)	American Century Investments Code of Ethics dated January 1, 2009	Exhibit (p)8(a) to Form N-1A Post Effective Amendment No. 37 for Northwestern Mutual Series Funds, Inc. filed on April 24, 2009
(p)7(c)	American Century Investments Code of Ethics revised in 2011	Exhibit (p)7(c) to Form N-1A Post Effective Amendment No. 42 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2011
(p)8(a)	MSF Investment Management Code of Ethics effective January 1, 2007	Exhibit (p)9 to Form N-1A Post Effective Amendment No. 32 for Northwestern Mutual Series Funds, Inc. filed on April 27, 2007
(p)8(b)	MSF Investment Management Code of Ethics effective January 1, 2009	Exhibit (p)9(a) to Form N-1A Post Effective Amendment No. 37 for Northwestern Mutual Series Funds, Inc. filed on April 24, 2009
(p)8(c)	MSF Investment Management Code of Ethics effective February 22, 2010	Exhibit (p)8(c) to Form N-1A Post-Effective Amendment No. 45 for Northwestern Mutual Series Fund, Inc. filed on February 28, 2012
(p)9(a)	PIMCO Code of Ethics effective February 15, 2006	Exhibit (p)10 to Form N-1A Post Effective Amendment No. 32 for Northwestern Mutual Series Funds, Inc. filed on April 27, 2007
(p)9(b)	PIMCO Code of Ethics effective March 2009	Exhibit (p)9(b) to Form N-1A Post Effective Amendment No. 39 for Northwestern Mutual Series Fund, Inc. filed on April 28, 2010
(p)9(c)	PIMCO Code of Ethics effective May 2009	Exhibit (p)9(c) to Form N-1A Post Effective Amendment No. 42 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2011
(p)10(a)	Credit Suisse AI Insider Trading and Restricted List Policies and Procedures and AI Conflicts Clearance Procedures effective January 4, 2008	Exhibit (p)10(a) to Form N-1A Post-Effective Amendment No. 40 for Northwestern Mutual Series Fund, Inc. filed on February 11, 2011
(p)10(b)	Credit Suisse Asset Management Divisional Supplement effective October 22, 2009	Exhibit (p)10(b) to Form N-1A Post-Effective Amendment No. 40 for Northwestern Mutual Series Fund, Inc. filed on February 11, 2011
(p)10(c)	Credit Suisse Employee Personal Account Trading Policy effective October 29, 2010	Exhibit (p)10(c) to Form N-1A Post-Effective Amendment No. 45 for Northwestern Mutual Series Fund, Inc. filed on February 28, 2012
(p)11(a)	Delaware Investments Code of Ethics effective December 1, 2011	Filed herewith
(p)12(a)	Fiduciary Management, Inc. Code of Ethics effective October 31, 2009	Filed herewith

C–15

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(q)	Power of Attorney	Exhibit (q) to Form N-1A Post-Effective Amendment No. 46 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2012

Item 29.	Persons Controlled by or under Common Control with Registrant

Shares of the Registrant have been offered and sold only to The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), a mutual insurance company organized by a special act of the Wisconsin Legislature, and its separate investment accounts created pursuant to Wisconsin insurance laws. The separate investment accounts are registered under the Investment Company Act of 1940 as unit investment trusts, and the purchasers of variable annuity contracts and variable life insurance policies issued in connection with such accounts have the right to instruct Northwestern Mutual with respect to the voting of the Registrant’s shares held by those accounts. Subject to such voting instruction rights, Northwestern Mutual and its separate investment accounts directly control the Registrant. However, the present practice of Northwestern Mutual, as disclosed elsewhere in this Amended Registration Statement, is to vote the shares of the Registrant held as general assets in the same proportions as the shares for which voting instructions are received.

Subsidiaries of Northwestern Mutual when considered in the aggregate as a single subsidiary would not constitute a significant subsidiary. The subsidiaries of Northwestern Mutual, as of March 31, 2012, as well as their jurisdiction of incorporation and Northwestern Mutual’s direct or indirect ownership percentage, are set forth below.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of March 31, 2012)

Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Northwestern Mutual Capital, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Limited(2)	United Kingdom	100.00
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Real Estate Investments, LLC(2)	Delaware	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00
Frank Russell Company(3)	Washington	93.54

All Other Subsidiaries
100 East Wisconsin Avenue Joint Venture(2)	Wisconsin	100.00
31 Ogden, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
Arbor Lake Village Apartments Limited Liability Company(2)	Delaware	100.00
Arbor Oaks Ltd.(2)	Florida	100.00

C–16

Legal Entity Name	Domestic Jurisdiction	Owner %
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford I SPE, LLC(2)	Delaware	100.00
Bradford II SPE, LLC(2)	Delaware	100.00
Bradford, Inc.(2)	Delaware	100.00
Brendan International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Brookarbor Joint Venture(2)	Illinois	100.00
Burgundy, LLC(2)	Delaware	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Crosland Bradford, LLC(2)	North Carolina	100.00
Crosland Denver Highway 16, LLC(2)	North Carolina	100.00
Crosland Greens, LLC(2)	North Carolina	100.00
Fairfield West Deer Park LLC(2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Highbrook International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Jacksonville Concourse II, LLC(2)	Delaware	100.00
Jacksonville Concourse III, LLC(2)	Delaware	100.00
Jacksonville Concourse, LLC(2)	Delaware	100.00
Juleen, LLC(2)	Delaware	100.00
Justin International FSC, Inc.(2)	U.S. Virgin Islands	100.00
Klode, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00
Lydell, Inc.(2)	Delaware	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Mitchell, Inc.(2)	Delaware	100.00
Model Portfolios, LLC(2)	Delaware	100.00
N.M. Albuquerque, Inc.(2)	New Mexico	100.00
New Arcade, LLC(2)	Wisconsin	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM F/X, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, Inc.(2)	Delaware	100.00

C–17

Legal Entity Name	Domestic Jurisdiction	Owner %
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NML Clubs Associated, Inc.(2)	Wisconsin	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NML-CBO, LLC(2)	Delaware	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
North Charlotte Avenue Holdings, LLC(2)	Tennessee	100.00
North Van Buren, Inc.(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(4)	Maryland	100.00
NW Pipeline, Inc.(2)	Texas	100.00
Olive, Inc.(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Park Ridge Corporate Center, LLC(2)	Delaware	100.00
Piedmont Center, 1-4 LLC(2)	Delaware	100.00
Piedmont Center, 15 LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Solar Resources, Inc.(2)	Wisconsin	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Travers International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Villas of St. Johns L.L.C.(2)	Florida	100.00
Walden OC, LLC(2)	Delaware	100.00
Warren Corporate Center, LLC(2)	Delaware	100.00
West Huron Joint Venture(2)	Washington	100.00
White Oaks, Inc.(2)	Delaware	100.00
Windwood Drive Ann Arbor, LLC(2)	Delaware	100.00

C–18

(1)

Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2011, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented. Excluded is the entire corporate structure under Frank Russell Company, which includes registered investment advisers and registered investment companies.

(2)	Subsidiary included in the consolidated financial statements.

(3)	Subsidiary files separate financial statements.

Item 30.	Indemnification

Article IX of Registrant’s by-laws is included as an exhibit to the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940. In addition to indemnification pursuant to the Registrant’s by-laws, the Registrant’s directors may in certain circumstances be eligible for indemnification by Northwestern Mutual. Pursuant to action by the Northwestern Mutual trustees, and in accordance with the by-laws of Northwestern Mutual, indemnification by Northwestern Mutual is extended to directors of the Registrant against all reasonable expenses in a successful defense in a proceeding, and liability incurred in a proceeding to which such person was a party because he or she is or was a director of the Registrant. Indemnification is not available if liability was incurred because the director breached or failed to perform a duty owed to Registrant and the breach or failure to perform constituted any of the following: (a) a willful failure to deal fairly with Registrant or its stockholders in connection with a matter in which the director has a material conflict of interest; (b) a violation of criminal law unless the director had reasonable cause to believe his or her conduct was lawful or no reasonable cause to believe his or her conduct was unlawful; (c) a transaction in which the director derived an improper personal benefit; or (d) willful misconduct. Determination of rights to such indemnification is pursuant to the procedures set forth in Northwestern Mutual’s by-laws. The directors are covered under a directors and officers liability insurance policy effective September 1, 2010 in the name of the Series Fund. It is in the amount of $25 million ($15 million primary layer and a $10 million secondary layer), with a $500,000 deductible. The cost of the insurance is paid by the Registrant.

Item 31.	Business and Other Connections of Investment Adviser

Mason Street Advisors, LLC (“MSA”), the Registrant’s investment adviser, also provides investment advisory services for Northwestern Mutual and other institutional clients. Several of the directors and officers of MSA also serve as officers of Northwestern Mutual.

For additional information regarding the business and other connections of each sub-adviser, please see Schedules A, B and C, as applicable, to Part I of Form ADV in addition to Part II of Form ADV of each sub-adviser, incorporated herein by reference, which sets forth the officers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers of each sub-adviser during the past two years. The chart below sets forth each sub-adviser and their respective SEC file number.

Sub-adviser	SEC Number
American Century Investment Management, Inc.	801-8174
Janus Capital Management LLC	801-13991
Massachusetts Financial Services Company	801-17352
T. Rowe Price Associates, Inc.	801-856
Pacific Investment Management Company LLC	801-48187

C–19

Sub-adviser	SEC Number
Templeton Investment Counsel, LLC	801-15125
Credit Suisse Asset Management, LLC	801-37170
Fiduciary Management, Inc.	801-15146
Delaware Management Company, a Series of Delaware Management Business Trust	801-32108

Item 32.	Principal Underwriters

Not applicable.

Item 33.	Location of Accounts and Records

Pursuant to the investment advisory agreement, MSA, the Registrant’s adviser, provides or arranges with Northwestern Mutual, its affiliate, for the provision of facilities and personnel for maintaining the Registrant’s books and records. Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 17 CFR §§ 270-31a-1 to 31a-3 promulgated thereunder, is kept at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, the address of MSA and of Northwestern Mutual, except for records held and maintained by Mellon Bank, N.A., One Mellon Bank Center, Room 1035, Pittsburgh, PA 15258; Brown Brothers Harriman & Co., 70 Franklin Street, Boston, MA 02109 and J.P. Morgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, relating to their respective functions as custodians.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

C–20

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Northwestern Mutual Series Fund, Inc., certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee, and State of Wisconsin, on the 17th day of December, 2012.

NORTHWESTERN MUTUAL SERIES FUND, INC.
(Registrant)

By:	/s/ R. DAVID ELLS
R. David Ells, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title

/s/ R. DAVID ELLS	President and	December 17, 2012
R. David Ells	Principal Executive Officer

/s/ WALTER M. GIVLER	Vice President, Chief	December 17, 2012
Walter M. Givler	Financial Officer and Treasurer

/s/ BARBARA E. COURTNEY	Controller and	December 17, 2012
Barbara E. Courtney	Chief Accounting Officer

/s/ MIRIAM M. ALLISON*	Director	December 17, 2012
Miriam M. Allison

/s/ ROBERT H. HUFFMAN III*	Director	December 17, 2012
Robert H. Huffman III

/s/ MICHAEL G. SMITH*	Director	December 17, 2012
Michael G. Smith

/s/ CHRISTY L. BROWN*	Director	December 17, 2012
Christy L. Brown

/s/ GAIL L. HANSON*	Director	December 17, 2012
Gail L. Hanson

/s/ JEFFERSON V. DEANGELIS	Director	December 17, 2012
Jefferson V. DeAngelis

* By	/s/ R. DAVID ELLS
R. David Ells, Attorney in Fact,
pursuant to the Power of Attorney filed herewith

C–21

EXHIBIT INDEX

Exhibit No.	Exhibit
(d)1(i)	Amended and Restated Advisory Agreement between Northwestern Mutual Series Fund, Inc. and Mason Street Advisors, LLC dated April 30, 2012
(d)2(dd)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Fiduciary Management, Inc. (on behalf of the Large Cap Blend Portfolio) dated August 9, 2012
(d)2(ee)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Delaware Management Company (on behalf of the Domestic Equity Portfolio) dated August 9, 2012
(d)2(ff)	Second Amended and Restated Investment Sub-advisory Agreement between Mason Street Advisors, LLC and T. Rowe Price Associates, Inc. (on behalf of the Small Cap Value and Equity Income Portfolios) dated November 15, 2012
(d)2(gg)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Pacific Investment Management Company LLC (on behalf of the Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios) dated November 15, 2012
(d)2(hh)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Credit Suisse Asset Management, LLC (on behalf of the Commodities Return Strategy Portfolio) dated November 15, 2012
(d)2(ii)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Credit Suisse Asset Management, LLC (on behalf of NMSF Cayman Commodity Fund, Ltd.) dated November 15, 2012
(h)33	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to the Money Market Portfolio dated June 19, 2012
(p)11(a)	Delaware Investments Code of Ethics effective December 1, 2011
(p)12(a)	Fiduciary Management, Inc. Code of Ethics effective October 31, 2009